Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2019	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income tax		$ 0	$ 0
Current tax expense			0
Deferred tax assets valuation allowance		$ 0	0
Increase in valuation allowance			3,000
Net operating loss carryforward			$ 6,400
Tax Credit Carry Forward Expiration Year			2039
State
Operating Loss Carryforwards [Line Items]
Operating Loss Carry Forward Expiration Year			2039
Research [Member] | U.S. Federal
Operating Loss Carryforwards [Line Items]
Tax carry forward			$ 1,820
Research [Member] | State
Operating Loss Carryforwards [Line Items]
Tax carry forward			$ 1,365